Kyocera's Available-for-sale Securities Classified by Length of Unrealized Loss Position (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	¥ 9,358	¥ 1,430
Gross Unrealized Losses within 1 year	1,523	202
Aggregate Fair Value over 1 year	4,168	5,423
Gross Unrealized Losses over 1 year	1,097	780
Total Aggregate Fair Value	13,526	6,853
Total Gross Unrealized Losses	2,620	982
Marketable Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	7,170	1,125
Gross Unrealized Losses within 1 year	1,338	169
Aggregate Fair Value over 1 year	7
Gross Unrealized Losses over 1 year	3
Total Aggregate Fair Value	7,177	1,125
Total Gross Unrealized Losses	1,341	169
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	902	15
Gross Unrealized Losses within 1 year	76	3
Aggregate Fair Value over 1 year	2,501	3,456
Gross Unrealized Losses over 1 year	688	501
Total Aggregate Fair Value	3,403	3,471
Total Gross Unrealized Losses	764	504
Government Bonds and Public Bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	151	198
Gross Unrealized Losses within 1 year	14	2
Aggregate Fair Value over 1 year	1,250	1,251
Gross Unrealized Losses over 1 year	371	237
Total Aggregate Fair Value	1,401	1,449
Total Gross Unrealized Losses	385	239
Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	10	92
Gross Unrealized Losses within 1 year	6	28
Aggregate Fair Value over 1 year	410	716
Gross Unrealized Losses over 1 year	35	42
Total Aggregate Fair Value	420	808
Total Gross Unrealized Losses	41	70
Investment Trusts
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	1,125
Gross Unrealized Losses within 1 year	89
Total Aggregate Fair Value	1,125
Total Gross Unrealized Losses	¥ 89